Finance Lease Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of recognised finance lease as assets by lessee [line items]
Undiscounted finance lease payments to be received	$ 332	$ 220
Undiscounted finance lease payments to be received, at present value	264	191
Less: unearned finance lease income	68	29
Less: unearned finance lease income, present value	0	0
Total finance lease receivables	264	191
Current finance lease receivables	36	15
Long-term portion of finance lease receivable	228	176
2021
Disclosure of recognised finance lease as assets by lessee [line items]
Undiscounted finance lease payments to be received	63	20
Undiscounted finance lease payments to be received, at present value	56	20
Second to fifth years inclusive
Disclosure of recognised finance lease as assets by lessee [line items]
Undiscounted finance lease payments to be received	169	80
Undiscounted finance lease payments to be received, at present value	126	74
More than five years
Disclosure of recognised finance lease as assets by lessee [line items]
Undiscounted finance lease payments to be received	100	120
Undiscounted finance lease payments to be received, at present value	$ 82	$ 97